March 22, 2013

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington DC 20549

RE: Saturna Investment Trust, File #33-13247

Ladies and Gentlemen:

On behalf of the referenced Trust and pursuant to Rule 497(j), we wish to certify that the form of the recently filed Prospectus and Statement of Additional Information for CIK #0000811860, Saturna Investment Trust, that would have been filed under Rule 497 paragraph (b) or (c) would not have differed from that contained in the most recent registration or amendment, and that the text has been filed electronically.

If you have any questions or comments concerning this filing, please contact me at (360) 594-9900 Ext. 303.

Yours truly,
/s/ Ethel Bartolome
Ethel Bartolome
Secretary
Saturna Investment Trust